New accounting standards, amendments and interpretations	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
New accounting standards, amendments and interpretations
2.	New accounting standards, amendments and interpretations
Standards, amendments and interpretations effective or adopted
The following standards and amendments are effective in the group’s consolidated financial statements:

•	Amendments to IFRS 9, IAS 39 and IFRS 7 ‘Interest rate benchmark reform’;

•	Amendments to IAS 1 and IAS 8 ‘Definition of material’;

•	Amendments to IFRS 3 ‘Definition of a business’;

•	Amendments to references to the Conceptual Framework in IFRS standards; and

•	Amendments to IFRS 16 ‘Covid-19-related rent concessions’.
Amendments effective during the reporting period did not have any significant impact on adoption.
Standards, amendments and interpretations not yet effective and not early adopted
The following standards and amendments have not been adopted in the group’s consolidated financial statements as they are not yet effective:

•	Amendments to IFRS 16 ‘Covid-19-related rent concessions beyond 30 June 2021’ (effective from 1 April 2021);

•	Interest Rate Benchmark Reform—Phase 2 - Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (mandatory for accounting periods beginning after 1 January 2021);

•	Amendments to IFRS 3 ‘References to the Conceptual Framework’ (effective from 1 January 2022, endorsed for use in the EU but not in the UK);
•	Amendments to IAS 16 ‘Property, plant and equipment—proceeds before intended use’ (effective from 1 January 2022, endorsed for use in the EU but not in the UK);

•	Amendments to IAS 37 ‘Onerous contracts—cost of fulfilling a contract’ (effective 1 January 2022, endorsed for use in the EU but not in the UK);

•	Annual Improvements 2018-2020 Cycle—amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41 (effective from 1 January 2022, endorsed for use in the EU but not in the UK);

•	Amendments to IFRS 17 ‘Insurance contracts’ (effective from 1 January 2023, not yet endorsed in the EU or UK);

•	Amendments to IAS 1 ‘Classification of liabilities as current or non-current’ (effective from 1 January 2023, not yet endorsed in the EU or UK);

•	Amendments to IAS 1 and IFRS Practice Statement 2 ‘Disclosure of accounting policies’ (effective from 1 January 2023, not yet endorsed in the EU or UK);

•	Amendments to IAS 8 ‘Definition of accounting estimates’ (effective from 1 January 2023, not yet endorsed in the EU or UK); and

•	Amendments to IAS 12 ‘Deferred tax related to assets and liabilities arising from a single transaction’ (effective from 1 January 2023, not yet endorsed in the EU or UK).
The amendments listed above are not expected to have a material impact on the financial statements of the Group in future periods.